SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
Schedule of company's segment information classified according to the business segments

	Business Segments
	2024
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	25,962,228	25,874,798	5,758,695	10,989,652	(1,558,717)	67,026,656
Cost of sales	(23,221,951)	(21,827,054)	(4,930,715)	(9,382,713)	1,539,017	(57,823,416)
Gross profit	2,740,277	4,047,744	827,980	1,606,939	(19,700)	9,203,240
Selling, general and administrative expenses	(833,110)	(641,914)	(177,189)	(273,109)	(241,297)	(2,166,619)
Other operating income (expenses)	(171,910)	13,357	12,453	49,348	(595,824)	(692,576)
Eletrobras compulsory loan recovery	—	—	—	—	100,860	100,860
Results in operations with joint ventures (note 3.4)	—	—	—	—	808,367	808,367
Reversal (Impairment) of financial assets	(26,757)	2,150	449	(6,708)	(44)	(30,910)
Impairment of assets	(199,627)	—	—	—	—	(199,627)
Equity in earnings of unconsolidated companies	—	332,262	—	32,740	99,465	464,467
Operational income before financial income (expenses) and taxes	1,508,873	3,753,599	663,693	1,409,210	151,827	7,487,202
Financial result, net	(539,752)	(35,903)	(893,215)	(300,785)	(253,832)	(2,023,487)
Income (Loss) before taxes	969,121	3,717,696	(229,522)	1,108,425	(102,005)	5,463,715
Income and social contribution taxes	(232,572)	(803,814)	91,339	(267,022)	347,416	(864,653)
Net income (Loss)	736,549	2,913,882	(138,183)	841,403	245,411	4,599,062

Supplemental information:
Net sales between segments	308,609	113,877	42,322	130,046	963,863	1,558,717
Depreciation/amortization	1,534,383	753,866	304,996	519,516	13,486	3,126,247

Investments in associates and joint ventures	—	2,848,654	—	277,522	1,096,141	4,222,317
Total assets	26,862,440	30,494,627	5,921,448	15,123,377	8,412,601	86,814,493
Total liabilities	7,540,923	2,886,421	1,361,551	3,081,543	13,770,269	28,640,707

	Business Segments
	2023
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	26,830,683	26,857,690	5,118,150	11,385,130	(1,275,206)	68,916,447
Cost of sales	(24,172,216)	(21,062,243)	(4,014,010)	(9,687,587)	1,352,064	(57,583,992)
Gross profit	2,658,467	5,795,447	1,104,140	1,697,543	76,858	11,332,455
Selling, general and administrative expenses	(868,530)	(629,852)	(137,203)	(281,302)	(290,749)	(2,207,636)
Other operating income (expenses)	(50,664)	(12,863)	34,604	(26,398)	566,351	511,030
Reversal (Impairment) of financial assets	(10,044)	(641)	(1,007)	(990)	1,954	(10,728)
Equity in earnings of unconsolidated companies	—	591,354	230,176	10,582	(4,506)	827,606
Operational income before financial income (expenses) and taxes	1,729,229	5,743,445	1,230,710	1,399,435	349,908	10,452,727
Financial result, net	(531,412)	173,862	(722,790)	(294,454)	268,672	(1,106,122)
Income (Loss) before taxes	1,197,817	5,917,307	507,920	1,104,981	618,580	9,346,605
Income and social contribution taxes	(293,344)	(1,243,406)	(170,516)	(262,627)	160,271	(1,809,622)
Net income (Loss)	904,473	4,673,901	337,404	842,354	778,851	7,536,983

Supplemental information:
Net sales between segments	59,300	152,186	45	134,453	929,222	1,275,206
Depreciation/amortization	1,695,487	620,934	195,030	482,144	53,617	3,047,212

Investments in associates and joint ventures	—	2,766,406	—	268,522	823,521	3,858,449
Total assets	23,788,261	22,589,796	4,428,996	11,885,419	12,192,672	74,885,144
Total liabilities	8,849,071	3,064,061	1,373,802	2,881,499	9,477,848	25,646,281

	Business Segments
	2022
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	32,971,136	31,098,937	7,179,691	13,626,418	(2,463,972)	82,412,210
Cost of sales	(27,083,063)	(22,694,132)	(5,532,144)	(11,185,898)	2,834,081	(63,661,156)
Gross profit	5,888,073	8,404,805	1,647,547	2,440,520	370,109	18,751,054
Selling, general and administrative expenses	(819,806)	(628,881)	(154,782)	(266,148)	(318,001)	(2,187,618)
Other operating income (expenses)	31,212	(14,902)	8,291	12,854	(1,184)	36,271
Reversal (Impairment) of financial assets	946	(3,219)	(81)	2,953	(680)	(81)
Equity in earnings of unconsolidated companies	—	884,437	277,108	9,243	(18,961)	1,151,827
Operational income before financial income (expenses) and taxes	5,100,425	8,642,240	1,778,083	2,199,422	31,283	17,751,453
Financial result, net	(669,951)	72,145	(819,625)	(270,552)	(204,443)	(1,892,426)
Income (Loss) before taxes	4,430,474	8,714,385	958,458	1,928,870	(173,160)	15,859,027
Income and social contribution taxes	(1,105,203)	(1,848,548)	(295,603)	(483,480)	(646,641)	(4,379,475)
Net income (Loss)	3,325,271	6,865,837	662,855	1,445,390	(819,801)	11,479,552

Supplemental information:
Net sales between segments	1,023,664	92,927	8,797	136,719	1,201,865	2,463,972
Depreciation/amortization	1,459,472	612,784	232,010	554,707	7,726	2,866,699

Investments in associates and joint ventures	—	2,428,237	1,060,770	256,813	150,698	3,896,518
Total assets	25,664,151	21,767,488	7,488,279	13,193,959	5,684,775	73,798,652
Total liabilities	8,801,615	3,843,178	2,668,313	2,601,359	9,585,994	27,500,459

Schedule of company's geographic information classified according to the geographical region

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2024	2024	2024	2024
Net sales	29,267,373	5,827,807	31,931,476	67,026,656
Total assets	32,954,808	9,161,644	44,698,041	86,814,493

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2023	2023	2023	2023
Net sales	27,734,290	8,003,111	33,179,046	68,916,447
Total assets	32,811,578	7,386,237	34,687,329	74,885,144

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2022	2022	2022	2022
Net sales	36,416,581	8,294,142	37,701,487	82,412,210
Total assets	31,628,514	9,895,251	32,274,887	73,798,652
(1)	Does not include operations of Brazil
(2)	Does not include operations of Mexico